[redacted]

12028098

Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 14 2012

Washington, DC 20549
CERT NYS
File No: 001-12675

August 14, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KILROY REALTY CORPORATION, 6.375% Series H Cumulative Redeemable Preferred Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 10, 2012. Tentative listing date – August 16, 2012.

Sincerely,

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
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www.nyx.com